Trade and other receivables - non-current (Tables)	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of non-current assets - trade and other receivables non-current

	2022	2021
	A$’000	A$’000

Non-current assets

GBM Agile deposit	7,258	6,651
Corporate credit card deposit	42	43

	7,300	6,694